Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Convertible loans	¥ 0	¥ 138,695
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	99,044,776	99,044,776
Common Stock, Shares, Outstanding	99,044,776	99,044,776
Short term bank borrowings	¥ 49,990	¥ 0
Current portion of long term debt	970	0
Long term borrowings net of current portion	¥ 51,926	¥ 0
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares			0.0001
Temporary Equity, Shares Authorized	31,343,284	31,343,284
Temporary Equity, Shares Issued	31,343,284	31,343,284
Temporary Equity, Shares Outstanding	31,343,284	31,343,284
Series B One Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares			0.0001
Temporary Equity, Shares Authorized	21,735,721	0
Temporary Equity, Shares Issued	21,735,721	0
Temporary Equity, Shares Outstanding	21,735,721	0
Series B Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares			0.0001
Temporary Equity, Shares Authorized	59,327,653	59,327,653
Temporary Equity, Shares Issued	59,327,653	59,327,653
Temporary Equity, Shares Outstanding	59,327,653	59,327,653
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares			$ 0.0001
Temporary Equity, Shares Authorized	61,364,562	0
Temporary Equity, Shares Issued	61,364,562	0
Temporary Equity, Shares Outstanding	61,364,562	0
Variable Interest Entity, Primary Beneficiary [Member]
Accounts Payable and Accrued Liabilities, Current | ¥	¥ 11,157	¥ 7,886
Convertible loans | ¥	0	0
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Short term bank borrowings | ¥	49,990	0
Current portion of long term debt | ¥	970	0
Long term borrowings net of current portion | ¥	¥ 51,926	¥ 0